Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balance	$ 2,818,354
Adjustment on initial application of IAS 29	443,223
Adjusted balances at January 1, 2018	1,243,263
Reversal of previous impairment loss		$ 3,065	$ (16,638)
Balance	2,933,542	2,818,354
Cost
Disclosure of detailed information about intangible assets [line items]
Balance	3,383,922	3,405,739
Adjustment on initial application of IAS 29	896,205
Adjusted balances at January 1, 2018	4,280,127
Acquisitions	208,393	268,044
Reversal of previous impairment loss		3,065
Disposals	(3,167)	(2,765)
Transfer to property plant and equipment	(121)
Translation differences and inflation adjustment	(571,708)
Other - (Note 22)		(84,075)
Translation differences		(206,086)
Balance	3,913,524	3,383,922	3,405,739
Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	565,568	580,552
Adjustment on initial application of IAS 29	310,282
Adjusted balances at January 1, 2018	875,850
Amortization of the year	166,325	130,247
Translation differences and inflation adjustment	(62,193)
Translation differences		(145,231)
Balance	979,982	565,568	580,552
Concession Assets
Disclosure of detailed information about intangible assets [line items]
Balance	2,758,239
Balance	2,873,944	2,758,239
Concession Assets | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	3,312,006	3,334,564
Adjustment on initial application of IAS 29	896,205
Adjusted balances at January 1, 2018	4,208,211
Acquisitions	207,217	266,380
Reversal of previous impairment loss		3,065
Disposals	(3,167)	(2,803)
Transfer to property plant and equipment	(48)
Translation differences and inflation adjustment	(570,360)
Other - (Note 22)		(84,075)
Translation differences		(205,125)
Balance	3,841,853	3,312,006	3,334,564
Concession Assets | Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	553,767	569,090
Adjustment on initial application of IAS 29	310,282
Adjusted balances at January 1, 2018	864,049
Amortization of the year	165,048	129,667
Translation differences and inflation adjustment	(61,188)
Translation differences		(144,990)
Balance	967,909	553,767	569,090
Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance	56,736
Balance	56,501	56,736
Goodwill | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	57,049	56,013
Adjustment on initial application of IAS 29	0
Adjusted balances at January 1, 2018	57,049
Acquisitions	0	0
Reversal of previous impairment loss		0
Disposals	0	0
Transfer to property plant and equipment	0
Translation differences and inflation adjustment	(548)
Other - (Note 22)		0
Translation differences		1,036
Balance	56,501	57,049	56,013
Goodwill | Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	313	306
Adjustment on initial application of IAS 29	0
Adjusted balances at January 1, 2018	313
Amortization of the year	0	0
Translation differences and inflation adjustment	(313)
Translation differences		7
Balance	0	313	306
Patent, intellectual property rights and others
Disclosure of detailed information about intangible assets [line items]
Balance	3,379
Balance	3,097	3,379
Patent, intellectual property rights and others | Cost
Disclosure of detailed information about intangible assets [line items]
Balance	14,867	15,162
Adjustment on initial application of IAS 29	0
Adjusted balances at January 1, 2018	14,867
Acquisitions	1,176	1,664
Reversal of previous impairment loss		0
Disposals	0	(38)
Transfer to property plant and equipment	(73)
Translation differences and inflation adjustment	(800)
Other - (Note 22)		0
Translation differences		(1,997)
Balance	15,170	14,867	15,162
Patent, intellectual property rights and others | Depreciation
Disclosure of detailed information about intangible assets [line items]
Balance	11,488	11,156
Adjustment on initial application of IAS 29	0
Adjusted balances at January 1, 2018	11,488
Amortization of the year	1,277	580
Translation differences and inflation adjustment	(692)
Translation differences		(248)
Balance	$ 12,073	$ 11,488	$ 11,156